COVER	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40207
Entity Registrant Name	Waldencast plc
Entity Address, Address Line One	81 Fulham Road
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW3 6RD
Entity Address, Country	GB
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001840199
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Incorporation, State or Country Code	X0
Class A Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	WALD
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	118,217,630
Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	WALDW
Security Exchange Name	NASDAQ
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,019,983
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	81 Fulham Road
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW3 6RD
Entity Address, Country	GB
Contact Personnel Name	Michel Brousset
Country Region	44
City Area Code	(0)20
Local Phone Number	3196 0264